BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Secured Debt		$ 0	$ 434,982
Long Term Debt Percentage in Basis Points			35
Convertible Subordinated Debt		$ 150,000
Debt Instrument, Basis Spread on Variable Rate		5.09%
Subordinated debt, original issue		$ 120,000
Subordinated Borrowing, Interest Rate		5.13%
Subordinated Debt		$ 313,248	$ 321,384
Debt, Weighted Average Interest Rate		4.86%	4.86%
Notes Payable		$ 96,412	$ 0
Bank lines of credit credit		$ 23,030	$ 0
Debt Instrument, Interest Rate, Stated Percentage		2.77%	0.00%
Notes Payable, Noncurrent		$ 73,382	$ 0
Other Notes payable interest rate		4.09%	0.00%
Book value of FHLB collateral		$ 5,800,000
Federal Home Loan Bank		0.00%	1.43%
Line of Credit Facility, Maximum Borrowing Capacity		$ 40,000
Short-term Debt [Line Items]
Short-term Debt		296,203	$ 166,594	$ 1,316,181
Private Placement [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 8,400
Debt, Weighted Average Interest Rate		6.00%
Long-term Debt [Member]
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		5.25%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 49,500
Debt Instrument Maturity Period		30 years
DebtInstrumentMinimumCallablePeriod		5 years
Private Placement [Member]
Debt Instrument [Line Items]
DebtInstrumentMinimumCallablePeriod	5 years